Other Accrued Liabilities	3 Months Ended
Mar. 31, 2012
Other Accrued Liabilities [Abstract]
Other Accrued Liabilities

Note 9. Other Accrued Liabilities

Other accrued liabilities consist of the following:

	March 31, 2012	December 31, 2011
	(in thousands)
Accrued payroll and other employee costs	$4,073	$6,274
Accrued research and development costs	2,092	1,627
Accrued material purchases	699	1,332
Accrued interest payable on convertible senior notes	1,467	210
Accrued litigation settlement	1,075	1,125
Accrued professional fees	1,573	1,100
Accrued VAT	866	390
Other accrued expenses	783	378

	$12,628	$12,436

Accrued payroll and other employee costs included estimated year-end employee bonuses of approximately $1.3 million and $4.4 million at March 31, 2012 and December 31, 2011, respectively.